CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents (Note 21)	$ 85,964	$ 50,761
Bullion (Note 9)	19,191	0
Trade and other receivables	114	179
Value-added tax receivables	16,250	15,985
Inventories (Note 10)	49,798	40,203
Prepaids and other expenses	7,216	4,690
Total current assets	178,533	111,818
Non-current assets
Mineral properties, plant and equipment (Note 11)	246,728	228,098
Deferred tax assets (Note 20)	22,723	0
Long-term value-added tax receivables	12,190	15,433
Total assets	460,174	355,349
Current liabilities
Accounts payable and accrued liabilities	17,924	17,676
Tax liabilities (Note 20, 8(a))	33,614	5,740
Derivative liabilities	168	0
Lease obligations	67	116
Debt (Note 13)	0	13,393
Total current liabilities	51,773	36,925
Non-current liabilities
Long-term lease obligations	221	260
Deferred tax liabilities (Note 20)	0	382
Long-term debt (Note 13)	0	36,198
Reclamation provision (Note 14)	5,855	4,590
Total liabilities	57,849	78,355
Equity (Note 15)
Issued capital	406,890	405,811
Share option reserve	11,338	10,945
Currency translation reserve	(3,538)	(13,793)
Deficit	(12,365)	(125,969)
Total equity	402,325	276,994
Total liabilities and equity	$ 460,174	$ 355,349